Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jan. 29, 2021	Apr. 30, 2020	Apr. 22, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest	$ 120,809
Allowance for uncollectible balance			$ 425,106
Allowance for uncollectible balances			955,055
Investment in trading securities	258,738		201,051
Impairment of long-lived assets			505,453
Comprised of impairment long-lived assets			505,453
Impairment of property and equipment			120,961
Impairment of intangible assets			384,492
Impairment charges			51,767
Percentage of gift cards and packaged tickets are redeemed	100.00%	100.00%
Percentage of VAT	3.00%	3.00%
Cash on deposit at financial institutions	$ 69,358
Maximum limit of financial institutions	77,400	¥ 500,000
Cash and cash equivalents	5,596,740		$ 409,657
FDIC amount insured	250,000
FDIC amount uninsured	$ 4,952,850
LGC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of non-controlling interests	48.80%
LGC [Member] | Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest					51.20%	51.20%	51.20%
Percentage of equity interest	51.20%
ATIF LP [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of non-controlling interests	68.75%
ATIF GP [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of non-controlling interests	31.25%
Hong Kong and British Virgin Islands [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 441,772
U.S [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 132,760
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	3	3	1	3
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	41.00%	41.00%	97.00%	44.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	41.00%	41.00%		29.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	11.00%	11.00%		19.00%